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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        July 1, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Government Securities Fund (the "Fund") (File Nos. 2-74959 and 811-3327)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 27 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on June 25, 2002.

     Please call the undersigned or Brett Miguel at (617) 954-5873 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JOHN D. NORBERG
                                        John D. Norberg
                                        Counsel

JDN/bjn